COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases
2016	$404
2017	377
2018	186
2019	149
2020	22

$1,138